Redeemable Owners' Investment (Tables)	6 Months Ended
Jun. 30, 2021
Redeemable Owners Investment [Abstract]
Schedule of movements of Redeemable Owners’ Investment
	First Tranche Redeemable Owners’ Investment	Second Tranche Redeemable Owners’ Investment	Total
	RMB’000	RMB’000	RMB’000

Balances as of January 1, 2017	22,042	178,577	200,619
Accretion	2,000	17,000	19,000
Balances as of December 31, 2017	24,042	195,577	219,619
Accretion	1,096	8,718	9,814
Reclassification to permanent equity	(25,138)	(204,295)	(229,433)
Balances as of December 31, 2018	-	-	-